UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cardinal Capital Management, LLC

Address:  One Fawcett Place
          Greenwich, CT  06830


13F File Number: 28-07760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy K. Minella
Title:  Managing Director
Phone:  (203) 863-8981


Signature, Place and Date of Signing:

/s/ Amy. K. Minella               Greenwich, CT             February 12, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total: $639,535
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

Cardinal Capital Management, L.L.C.
FORM 13F
31-Dec-03

  Column 1                    Column 2      Column 3     Column 4   Column 5   Column 6  Column 7           Column 8

                                                                                                           Voting Authority
                                                                                                        --------------------------
                                                          Value     Shares/     Invstmt  Other
Name of Issuer              Title of class   CUSIP        (x$1000)  Prn Amt     Dscretn  Managers    Sole       Shared    None
--------------              --------------   -----        --------  -------     -------  --------    ----       ------    ----
Accredo Health Inc.         Common Stock     00437V104    $15,034     475,624   Sole     None          203,400             272,224
Advanced Marketing          Common Stock     00753T105     $1,716     150,500   Sole     None           80,900              69,600
Affiliated Managers Grp     Common Stock     008252108    $18,845     270,807   Sole     None          103,740             167,067
BARRA Inc.                  Common Stock     068313105    $16,923     475,780   Sole     None          205,900             269,880
Banta Corp.                 Common Stock     066821109    $13,282     327,950   Sole     None          137,350             190,600
Black & Decker              Common Stock     091797100     $2,930      59,400   Sole     None              400              59,000
Caremark Rx Inc.            Common Stock     141705103     $1,335      52,700   Sole     None              700              52,000
Catalina Marketing          Common Stock     148867104     $5,784     286,900   Sole     None          144,900             142,000
Century Business Srvcs      Common Stock     156490104    $12,715   2,844,590   Sole     None        1,186,800           1,657,790
Chesapeake Energy           Common Stock     165167107     $3,342     246,100   Sole     None            1,700             244,400
Columbian Rope Co.          Common Stock     198684102       $931       5,910   Sole     None                                5,910
Comstock Resources Inc.     Common Stock     205768203     $9,617     498,295   Sole     None          247,600             250,695
Constellation Brands        Common Stock     21036P108     $1,098      33,329   Sole     None           23,750               9,579
Convergys Corp.             Common Stock     212485106     $2,357     135,000   Sole     None            1,000             134,000
Crescent Real Estate        Common Stock     225756105    $11,337     661,838   Sole     None          277,400             384,438
Cytyc Corp.                 Common Stock     232946103     $8,435     609,455   Sole     None          265,700             343,755
Dade Behring Holding        Common Stock     23342J206    $17,134     479,412   Sole     None          206,900             272,512
Del Monte Foods             Common Stock     24522P103    $19,644   1,888,871   Sole     None          786,500           1,102,371
Deluxe Corp.                Common Stock     248019101    $20,347     492,309   Sole     None          194,800             297,509
EDO Corp.                   Common Stock     281347104    $18,259     740,745   Sole     None          320,900             419,845
El Paso Electric            Common Stock     283677854    $19,742   1,478,798   Sole     None          637,420             841,378
Electro Rent Corp.          Common Stock     285218103     $2,979     223,334   Sole     None          102,519             120,815
First City Liq Trust Cert   Common Stock     33762E108       $322     585,950   Sole     None          270,092             315,858
Fuel Tech NV                Common Stock     359523107     $1,539     433,585   Sole     None          206,100             227,485
HB Fuller Co.               Common Stock     359694106     $8,576     288,375   Sole     None          146,000             142,375
Handleman Co.               Common Stock     410252100     $7,458     363,271   Sole     None          184,200             179,071
Headwaters Inc.             Common Stock     42210P102     $6,581     337,300   Sole     None          176,400             160,900
Hewitt Associates           Common Stock     42822Q100     $1,873      62,630   Sole     None              430              62,200
Hilb Rogal & Hamilton       Common Stock     431294107     $6,687     208,500   Sole     None           86,100             122,400
Hollinger Int'l             Common Stock     435569108    $28,147   1,801,970   Sole     None          753,010           1,048,960
Information Holdings        Common Stock     456727106     $2,772     125,410   Sole     None           63,000              62,410
Interactive Data Corp.      Common Stock     45840j107    $16,984   1,025,594   Sole     None          428,050             597,544
Intergraph Corp.            Common Stock     458683109    $25,593   1,069,514   Sole     None          444,076             625,438
Internet Security Systems   Common Stock     46060X107    $13,317     707,245   Sole     None          301,300             405,945
King Pharmaceuticals        Common Stock     495582108       $606      39,700   Sole     None              900              38,800
Lab Corp of America         Common Stock     50540R409     $1,356      36,700   Sole     None              500              36,200
Lincoln Electric            Common Stock     533900106    $13,647     551,632   Sole     None          231,500             320,132
MDC Partners Inc-A          Common Stock     552697104    $10,581     923,340   Sole     None          460,900             462,440
Moore Wallace Inc.          Common Stock     615857109    $16,495     880,695   Sole     None          388,100             492,595
NVR Inc.                    Common Stock     62944T105     $1,689       3,625   Sole     None               25               3,600
Nelnet                      Common Stock     64031N108    $13,303     593,900   Sole     None          252,700             341,200
Noven Pharma Inc.           Common Stock     670009109     $6,867     451,500   Sole     None          228,100             223,400
Oxford Health Plans         Common Stock     691471106    $20,863     479,605   Sole     None          195,970             283,635
Phoenix Companies Inc.      Common Stock     71902E109     $6,656     552,845   Sole     None          234,100             318,745
Pico US                     Common Stock     693366205       $251      16,000   Sole     None                               16,000
Polymedica Corp.            Common Stock     731738100    $22,331     849,076   Sole     None          354,200             494,876
RH Donnelley Corp.          Common Stock     74955W307    $22,790     572,037   Sole     None          244,690             327,347
Reynolds & Reynolds         Common Stock     761695105     $2,603      89,600   Sole     None              600              89,000
Roto-Rooter Inc.            Common Stock     778787101     $9,900     214,757   Sole     None           89,150             125,607
Silgan Holdings Inc.        Common Stock     827048109     $9,845     231,639   Sole     None          118,300             113,339
Speedway Motorsports        Common Stock     847788106    $20,810     719,563   Sole     None          301,250             418,313
Stage Stores Inc.           Common Stock     85254C305    $17,888     641,160   Sole     None          279,200             361,960
Storage Technology          Common Stock     862111200    $21,854     848,700   Sole     None          349,240             499,460
Technitrol Inc.             Common Stock     878555101     $9,138     440,575   Sole     None          203,500             237,075
Triarc Co. Inc. CL A        Common Stock     895927101    $24,513   2,073,851   Sole     None          869,410           1,204,441
Triarc Co. Inc. CLB         Common Stock     895927309     $1,536     142,522   Sole     None           49,600              92,922
Trizec Properties Inc.      Common Stock     89687P107    $15,738   1,021,930   Sole     None          424,140             597,790
United Defense Ind.         Common Stock     91018B104     $8,056     252,691   Sole     None          109,505             143,186
Van Der Moolen              Common Stock     921020103     $2,497     287,300   Sole     None          139,600             147,700
Velcro Industries           Common Stock     922571104       $116      10,025   Sole     None                               10,025
Viad Corp.                  Common Stock     92552R109     $9,227     369,067   Sole     None          148,660             220,407
Wellsford Real Prpts.       Common Stock     950240200     $4,742     254,929   Sole     None          125,400             129,529

                                              Total:     $639,535


01269.0001 #462372